Related Party and Party-in-Interest Transactions (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 446,587,449	$ 385,063,442
KB Home Stock Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 14,494,073	$ 18,076,332
Investment (in shares)	256,880	274,992
Dividend income on investment	$ 270,168
EBP, Trustee [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 397,348,458	$ 337,188,027